Leases - Operating Lease Liability Maturity Schedule (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 12.9	$ 43.3
2021	43.4	31.6
2022	35.1	24.1
2023	27.6	18.0
2024	16.9	10.6
Thereafter	18.6	14.2
Total Lease Payments	154.5	141.8
Less: Imputed Interest	(23.2)	(28.6)
Present value of lease liabilities	$ 131.3	$ 113.2